UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya U.S. High Dividend Low Volatility Fund

The schedules are not audited.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 21.7%
19,989	@	Amazon.com, Inc.	$16,891,505	4.2
56,003	@	Burlington Stores, Inc.	4,984,827	1.3
105,564		Coach, Inc.	4,020,933	1.0
261,135		Comcast Corp. – Class A	9,771,672	2.5
109,819	@	Dish Network Corp. - Class A	6,808,778	1.7
38,164	@	Dollar Tree, Inc.	2,926,415	0.7
61,083		Foot Locker, Inc.	4,622,151	1.2
42,119		Hasbro, Inc.	4,080,068	1.0
86,288		Home Depot, Inc.	12,503,994	3.1
216,100		Interpublic Group of Cos., Inc.	5,208,010	1.3
56,273		Marriott International, Inc.	4,895,188	1.2
31,116		McDonald's Corp.	3,971,957	1.0
22,237	@	O'Reilly Automotive, Inc.	6,042,015	1.5
			86,727,513	21.7

		Consumer Staples: 9.3%
113,391		Church & Dwight Co., Inc.	5,651,408	1.4
48,087		Costco Wholesale Corp.	8,520,055	2.1
188,937	@	Monster Beverage Corp.	7,829,549	2.0
103,909		PepsiCo, Inc.	11,469,475	2.9
45,285	@	Post Holdings, Inc.	3,707,483	0.9
			37,177,970	9.3

		Energy: 0.9%
67,598		Halliburton Co.	3,613,789	0.9

		Financials: 4.2%
50,454		Aon PLC	5,835,005	1.4
112,864		Intercontinental Exchange, Inc.	6,447,920	1.6
119,994		TD Ameritrade Holding Corp.	4,691,766	1.2
			16,974,691	4.2

		Health Care: 14.9%
23,977		Allergan plc	5,870,049	1.5
28,446		Becton Dickinson & Co.	5,207,040	1.3
26,914	@	Biogen, Inc.	7,767,380	1.9
262,881	@	Boston Scientific Corp.	6,453,729	1.6
71,485	@	Celgene Corp.	8,829,112	2.2
23,945	@	Edwards Lifesciences Corp.	2,251,788	0.6
62,029		Johnson & Johnson	7,580,564	1.9
64,911		UnitedHealth Group, Inc.	10,734,981	2.7
88,508		Zoetis, Inc.	4,718,362	1.2
			59,413,005	14.9

		Industrials: 10.6%
153,248		Delta Air Lines, Inc.	7,651,673	1.9
80,581		Emerson Electric Co.	4,842,918	1.2
74,841		Fortive Corp.	4,314,584	1.1
67,907		Ingersoll-Rand PLC - Class A	5,389,100	1.3
22,272		Northrop Grumman Corp.	5,503,188	1.4
38,876		Stanley Black & Decker, Inc.	4,943,083	1.2
13,642		TransDigm Group, Inc.	3,467,796	0.9
86,848		Waste Management, Inc.	6,367,695	1.6
			42,480,037	10.6

		Information Technology: 32.2%
39,100	@	Adobe Systems, Inc.	4,627,094	1.2
18,750	@	Alphabet, Inc. - Class A	15,842,438	4.0
27,764		Amphenol Corp.	1,921,546	0.5
175,696		Apple, Inc.	24,068,595	6.0
199,810		Applied Materials, Inc.	7,237,118	1.8
60,580	@	Electronic Arts, Inc.	5,240,170	1.3
63,547	@	Facebook, Inc.	8,613,160	2.1
50,568		Fidelity National Information Services, Inc.	4,160,229	1.0
50,849		Intuit, Inc.	6,378,499	1.6
86,536		Mastercard, Inc.	9,558,767	2.4
55,788		Microchip Technology, Inc.	4,045,746	1.0
331,334		Microsoft Corp.	21,198,749	5.3
72,161	@	Salesforce.com, Inc.	5,870,297	1.5
72,567		Texas Instruments, Inc.	5,560,084	1.4
47,124	@,L	VMware, Inc.	4,235,976	1.1
			128,558,468	32.2

		Materials: 3.6%
75,157	@	Berry Plastics Group, Inc.	3,782,652	1.0
81,950	@	Crown Holdings, Inc.	4,391,701	1.1
97,663		Dow Chemical Co.	6,080,498	1.5
			14,254,851	3.6

		Real Estate: 2.0%
67,959		American Tower Corp.	7,801,014	2.0

	Total Common Stock
	(Cost $311,288,014)		397,001,338	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc: 1.1%
1,066,492	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $1,066,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,087,822, due 03/02/17-02/01/49)	1,066,492	0.2

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
224,454	Deutsche Bank AG, Repurchase Agreement dated 02/28/17, 0.54%, due 03/01/17 (Repurchase Amount $224,457, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.625%-7.000%, Market Value plus accrued interest $228,943, due 08/31/19-08/01/47)	$224,454	0.0
1,066,492	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/28/17, 0.57%, due 03/01/17 (Repurchase Amount $1,066,509, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,087,822, due 08/15/43-09/09/49)	1,066,492	0.3
1,066,492	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $1,066,507, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,087,822, due 03/08/17-03/20/66)	1,066,492	0.3
1,066,492	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/17, 0.51%, due 03/01/17 (Repurchase Amount $1,066,507, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,087,822, due 10/31/19-02/01/47)	1,066,492	0.3
		4,490,422	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
2,857,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $2,857,000)	$2,857,000	0.7

	Total Short-Term Investments
	(Cost $7,347,422)	7,347,422	1.8

	Total Investments in Securities (Cost $318,635,436)	$404,348,760	101.2
	Liabilities in Excess of Other Assets	(4,763,222)	(1.2)
	Net Assets	$399,585,538	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $320,098,819.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$87,131,075
Gross Unrealized Depreciation	(2,881,134)

Net Unrealized Appreciation	$84,249,941

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$397,001,338	$–	$–	$397,001,338
Short-Term Investments	2,857,000	4,490,422	–	7,347,422
Total Investments, at fair value	$399,858,338	$4,490,422	$–	$404,348,760

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 4.8%
141,239		CBS Corp. - Class B	$9,310,475	1.0
358,928		Coach, Inc.	13,671,568	1.5
196,501	@	Dish Network Corp. - Class A	12,183,062	1.3
52,586		Vail Resorts, Inc.	9,527,531	1.0
			44,692,636	4.8

		Consumer Staples: 8.1%
166,361		Campbell Soup Co.	9,873,525	1.0
313,826		Coca-Cola Co.	13,168,139	1.4
149,438		Kraft Heinz Co.	13,675,071	1.5
215,586		Philip Morris International, Inc.	23,574,329	2.5
226,737		Wal-Mart Stores, Inc.	16,082,456	1.7
			76,373,520	8.1

		Energy: 12.8%
156,277		Anadarko Petroleum Corp.	10,103,308	1.1
403,806		Canadian Natural Resources Ltd.	11,593,270	1.2
277,110		Chevron Corp.	31,174,875	3.3
204,347		Exxon Mobil Corp.	16,617,498	1.8
368,047		Plains GP Holdings L.P.	12,097,705	1.3
300,351		Royal Dutch Shell PLC - Class A ADR	15,585,214	1.6
288,145		Schlumberger Ltd.	23,155,332	2.5
			120,327,202	12.8

		Financials: 24.9%
1,772,073		Bank of America Corp.	43,734,761	4.7
139,934		Chubb Ltd.	19,334,681	2.1
285,105		Discover Financial Services	20,282,370	2.2
524,055		Hartford Financial Services Group, Inc.	25,621,049	2.7
479,449		JPMorgan Chase & Co.	43,447,668	4.6
1,204,383		Keycorp	22,606,269	2.4
438,595		Lazard Ltd.	18,885,901	2.0
675,008		Wells Fargo & Co.	39,069,463	4.2
			232,982,162	24.9

		Health Care: 10.3%
252,633	L	AstraZeneca PLC ADR	7,392,042	0.8
233,345		Medtronic PLC	18,879,944	2.0
383,434		Merck & Co., Inc.	25,256,798	2.7
1,036,478		Pfizer, Inc.	35,364,629	3.8
56,512		UnitedHealth Group, Inc.	9,345,954	1.0
			96,239,367	10.3

		Industrials: 9.3%
115,920		Cummins, Inc.	17,212,961	1.8
175,931		Deere & Co.	19,262,685	2.1
99,696		General Dynamics Corp.	18,923,298	2.0
91,537		L3 Technologies, Inc.	15,407,508	1.6
85,868		Lincoln Electric Holdings, Inc.	7,230,944	0.8
215,229		Timken Co.	9,513,122	1.0
			87,550,518	9.3

		Information Technology: 10.6%
228,402		Activision Blizzard, Inc.	10,307,782	1.1
94,773		Apple, Inc.	12,982,953	1.4
713,422		Cisco Systems, Inc.	24,384,764	2.6
139,255		Microchip Technology, Inc.	10,098,773	1.1
146,280		Microsoft Corp.	9,358,995	1.0
458,887		Oracle Corp.	19,543,997	2.1
224,067		Qualcomm, Inc.	12,655,304	1.3
			99,332,568	10.6

		Materials: 3.5%
372,955		Dow Chemical Co.	23,220,178	2.5
151,344		Nucor Corp.	9,469,594	1.0
			32,689,772	3.5

		Real Estate: 3.3%
106,769		Crown Castle International Corp.	9,986,105	1.0
320,850		Gaming and Leisure Properties, Inc.	10,267,200	1.1
108,485		Mid-America Apartment Communities, Inc.	11,144,664	1.2
			31,397,969	3.3

		Telecommunication Services: 3.8%
852,595		AT&T, Inc.	35,629,945	3.8

		Utilities: 6.4%
452,258		Exelon Corp.	16,602,391	1.8
183,894		NextEra Energy, Inc.	24,090,114	2.6
283,611		PG&E Corp.	18,931,034	2.0
			59,623,539	6.4

	Total Common Stock
	(Cost $736,882,039)		916,839,198	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc: 0.8%
1,782,737	Cantor Fitzgerald, Repurchase Agreement dated 02/28/17, 0.54%, due 03/01/17 (Repurchase Amount $1,782,763, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,818,392, due 03/15/17-01/20/67)	1,782,737	0.2

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,782,737	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $1,782,764, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,818,392, due 03/02/17-02/01/49)	$1,782,737	0.2
1,782,737	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/28/17, 0.57%, due 03/01/17 (Repurchase Amount $1,782,765, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,818,392, due 08/15/43-09/09/49)	1,782,737	0.2
1,782,737	NBC Global Finance Ltd., Repurchase Agreement dated 02/28/17, 0.65%, due 03/01/17 (Repurchase Amount $1,782,769, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $1,818,392, due 08/15/21-09/09/49)	1,782,737	0.2
375,195	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $375,200, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $382,699, due 03/08/17-03/20/66)	375,195	0.0
		7,506,143	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
23,087,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $23,087,000)	$23,087,000	2.5

	Total Short-Term Investments
	(Cost $30,593,143)	30,593,143	3.3

	Total Investments in Securities (Cost $767,475,182)	$947,432,341	101.1
	Liabilities in Excess of Other Assets	(10,059,193)	(1.1)
	Net Assets	$937,373,148	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $770,755,794.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$185,137,150
Gross Unrealized Depreciation	(8,460,603)

Net Unrealized Appreciation	$176,676,547

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$916,839,198	$–	$–	$916,839,198
Short-Term Investments	23,087,000	7,506,143	–	30,593,143
Total Investments, at fair value	$939,926,198	$7,506,143	$–	$947,432,341

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 22.5%
245,917	@	Burlington Stores, Inc.	$21,889,072	1.6
279,764		Coach, Inc.	10,656,211	0.8
71,056	@	Dave & Buster's Entertainment, Inc.	4,059,890	0.3
219,276	@	Dish Network Corp. - Class A	13,595,112	1.0
352,269	@	Dollar Tree, Inc.	27,011,987	1.9
64,355		Domino's Pizza, Inc.	12,215,223	0.9
271,577		Foot Locker, Inc.	20,550,232	1.5
205,974		Hasbro, Inc.	19,952,701	1.4
1,150,693		Interpublic Group of Cos., Inc.	27,731,701	2.0
289,169		Marriott International, Inc.	25,154,811	1.8
155,515	@	O'Reilly Automotive, Inc.	42,254,981	3.0
619,087	L	Regal Entertainment Group	13,359,897	0.9
417,456		Ross Stores, Inc.	28,629,132	2.0
281,123		Scripps Networks Interactive - Class A	22,706,305	1.6
90,174	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,656,277	1.8
			314,423,532	22.5

		Consumer Staples: 6.2%
305,630		Campbell Soup Co.	18,139,141	1.3
536,298		Church & Dwight Co., Inc.	26,729,092	1.9
489,551	@	Monster Beverage Corp.	20,286,993	1.5
254,717	@	Post Holdings, Inc.	20,853,681	1.5
			86,008,907	6.2

		Energy: 1.6%
69,450	@	Diamondback Energy, Inc.	7,004,727	0.5
246,019		EQT Corp.	14,734,078	1.1
			21,738,805	1.6

		Financials: 5.2%
296,703		Arthur J. Gallagher & Co.	16,897,236	1.2
368,482		Citizens Financial Group, Inc.	13,770,172	1.0
170,126		Intercontinental Exchange, Inc.	9,719,298	0.7
47,020		MarketAxess Holdings, Inc.	9,179,715	0.7
585,009		TD Ameritrade Holding Corp.	22,873,852	1.6
			72,440,273	5.2

		Health Care: 15.0%
128,237	@	Abiomed, Inc.	15,128,119	1.1
214,494	@	BioMarin Pharmaceutical, Inc.	20,147,421	1.4
140,846	@	Edwards Lifesciences Corp.	13,245,158	0.9
700,531	@,L	Exact Sciences Corp.	15,075,427	1.1
348,689	@	Hologic, Inc.	14,149,799	1.0
31,035	@	Intuitive Surgical, Inc.	22,872,795	1.6
124,019	@	Laboratory Corp. of America Holdings	17,642,943	1.3
170,058	@	Nevro Corp.	16,323,867	1.2
191,193	@	NuVasive, Inc.	14,293,589	1.0
233,523		PerkinElmer, Inc.	12,670,958	0.9
293,764	@	Prestige Brands Holdings, Inc.	16,632,918	1.2
52,076	@	Quintiles IMS Holdings, Inc.	4,030,162	0.3
518,209		Zoetis, Inc.	27,625,722	2.0
			209,838,878	15.0

		Industrials: 15.2%
246,620		Alaska Air Group, Inc.	24,124,368	1.7
151,188		Equifax, Inc.	19,822,259	1.4
294,139		Fortive Corp.	16,957,113	1.2
245,518		Ingersoll-Rand PLC - Class A	19,484,309	1.4
577,929		Masco Corp.	19,522,442	1.4
225,713		MSC Industrial Direct Co.	22,704,471	1.6
163,714		Orbital ATK, Inc.	15,130,448	1.1
600,070	@	Quanta Services, Inc.	22,394,612	1.6
147,094		Stanley Black & Decker, Inc.	18,703,002	1.4
69,502		TransDigm Group, Inc.	17,667,408	1.3
178,380		Waste Connections, Inc.	15,588,628	1.1
			212,099,060	15.2

		Information Technology: 24.1%
446,598		Amphenol Corp.	30,909,048	2.2
550,099	@	Ciena Corp.	14,489,608	1.0
103,903	@	CoStar Group, Inc.	21,111,012	1.5
370,615	@	Electronic Arts, Inc.	32,058,197	2.3
229,652	@	Fiserv, Inc.	26,501,841	1.9
497,368		Flir Systems, Inc.	18,258,379	1.3
160,344	@	Gartner, Inc.	16,549,104	1.2
186,786		Global Payments, Inc.	14,884,976	1.1
136,163		Intuit, Inc.	17,080,287	1.2
504,122		Maxim Integrated Products	22,332,605	1.6
394,252		Microchip Technology, Inc.	28,591,155	2.0
273,039		Paychex, Inc.	16,770,055	1.2
250,376	@	Red Hat, Inc.	20,733,637	1.5
554,613		SS&C Technologies Holdings, Inc.	19,422,547	1.4
401,561	@	Vantiv, Inc.	26,254,058	1.9
124,100	@,L	VMware, Inc.	11,155,349	0.8
			337,101,858	24.1

		Materials: 4.4%
283,133	@	Berry Plastics Group, Inc.	14,250,084	1.0
398,493	@	Crown Holdings, Inc.	21,355,240	1.5
281,899		Packaging Corp. of America	26,055,924	1.9
			61,661,248	4.4

		Real Estate: 4.1%
72,297		Equinix, Inc.	27,188,733	2.0

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
231,548	Equity Lifestyle Properties, Inc.	$18,435,852	1.3
389,529	@ Uniti Group, Inc.	11,284,655	0.8
		56,909,240	4.1

	Total Common Stock
	(Cost $1,193,906,960)	1,372,221,801	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.3%
4,381,061	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $4,381,127, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,468,682, due 03/02/17-02/01/49)	$4,381,061	0.3
921,991	Deutsche Bank AG, Repurchase Agreement dated 02/28/17, 0.54%, due 03/01/17 (Repurchase Amount $922,005, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.625%-7.000%, Market Value plus accrued interest $940,431, due 08/31/19-08/01/47)	921,991	0.1
4,381,061	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $4,381,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,468,682, due 03/08/17-03/20/66)	4,381,061	0.3
4,381,061	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/17, 0.51%, due 03/01/17 (Repurchase Amount $4,381,122, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $4,468,683, due 10/31/19-02/01/47)	4,381,061	0.3
4,381,100	State of Wisconsin Investment Board, Repurchase Agreement dated 02/28/17, 0.67%, due 03/01/17 (Repurchase Amount $4,381,180, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,462,888, due 01/15/19-02/15/46)	4,381,100	0.3
		18,446,274	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
15,587,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $15,587,000)	15,587,000	1.1

	Total Short-Term Investments
	(Cost $34,033,274)	34,033,274	2.4

	Total Investments in Securities (Cost $1,227,940,234)	$1,406,255,075	100.7
	Liabilities in Excess of Other Assets	(9,100,771)	(0.7)
	Net Assets	$1,397,154,304	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,229,515,688.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$187,275,195
Gross Unrealized Depreciation	(10,535,808)

Net Unrealized Appreciation	$176,739,387

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,372,221,801	$–	$–	$1,372,221,801
Short-Term Investments	15,587,000	18,446,274	–	34,033,274
Total Investments, at fair value	$1,387,808,801	$18,446,274	$–	$1,406,255,075

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 12.6%
23,700	@	American Axle & Manufacturing Holdings, Inc.	$469,734	0.2
24,000	@,L	American Outdoor Brands Corp.	466,560	0.2
12,600		Bed Bath & Beyond, Inc.	509,040	0.2
13,400		Brinker International, Inc.	566,016	0.2
14,200		CalAtlantic Group, Inc.	501,686	0.2
21,721		Carter's, Inc.	1,911,665	0.8
13,300		Cooper Tire & Rubber Co.	537,985	0.2
8,900	L	Dillard's, Inc.	485,228	0.2
17,199		D.R. Horton, Inc.	550,368	0.2
15,460		DSW, Inc.	325,124	0.1
9,400		Foot Locker, Inc.	711,298	0.3
15,400		GameStop Corp.	376,376	0.2
29,000		Gap, Inc.	719,780	0.3
6,283,055	@	Global Brands Group Holding Ltd.	736,356	0.3
80,373		Goodyear Tire & Rubber Co.	2,817,074	1.2
47,180	L	Hanesbrands, Inc.	944,072	0.4
10,801		Interpublic Group of Cos., Inc.	260,304	0.1
14,274		John Wiley & Sons, Inc.	745,103	0.3
20,000		Kohl's Corp.	852,400	0.4
7,600		Lear Corp.	1,079,124	0.5
23,766		Lennar Corp. - Class A	1,159,543	0.5
24,400		Macy's, Inc.	810,568	0.3
13,700	@	Meritage Homes Corp.	487,035	0.2
13,607	@	Mohawk Industries, Inc.	3,080,080	1.3
21,300		Movado Group, Inc.	516,525	0.2
6,800	@	Murphy USA, Inc.	433,160	0.2
20,703	@	Norwegian Cruise Line Holdings Ltd.	1,049,642	0.4
20,640		PVH Corp.	1,890,624	0.8
5,035		Quebecor, Inc.	142,460	0.1
41,196		Ross Stores, Inc.	2,825,222	1.2
14,842	@	Toll Brothers, Inc.	506,706	0.2
12,400		Viacom, Inc. - Class B	538,780	0.2
6,000		Whirlpool Corp.	1,071,540	0.5
			30,077,178	12.6

		Consumer Staples: 3.3%
4,758		Ingredion, Inc.	575,195	0.2
86,641		Kroger Co.	2,755,184	1.2
30,800		Pilgrim's Pride Corp.	627,704	0.3
11,369	@	Post Holdings, Inc.	930,780	0.4
8,700		Sanderson Farms, Inc.	826,848	0.4
21,100		SpartanNash Co.	736,390	0.3
67,200	@	SUPERVALU, Inc.	254,016	0.1
16,400		Tyson Foods, Inc.	1,025,984	0.4
			7,732,101	3.3

		Energy: 5.3%
58,054	@	Cobalt International Energy, Inc.	41,218	0.0
26,252		Delek US Holdings, Inc.	631,886	0.3
31,400	@,L	Diamond Offshore Drilling	528,776	0.2
21,548	@	Diamondback Energy, Inc.	2,173,331	0.9
7,247		HollyFrontier Corp.	212,192	0.1
18,700		Marathon Petroleum Corp.	927,520	0.4
72,000	@	McDermott International, Inc.	529,920	0.2
15,600	L	Murphy Oil Corp.	441,324	0.2
12,500		National Oilwell Varco, Inc.	505,250	0.2
35,276	@	Newfield Exploration Co.	1,286,163	0.6
32,400	L	Noble Corp. PLC	216,432	0.1
10,500		Oceaneering International, Inc.	297,360	0.1
19,200		PBF Energy, Inc.	470,208	0.2
10,668		Pioneer Natural Resources Co.	1,983,928	0.8
52,555	@	QEP Resources, Inc.	723,157	0.3
58,172	@	Trican Well Services Ltd.	215,484	0.1
21,900		Valero Energy Corp.	1,488,105	0.6
			12,672,254	5.3

		Financials: 21.4%
8,300		Allstate Corp.	681,928	0.3
12,300		Ameriprise Financial, Inc.	1,617,450	0.7
15,800		Amtrust Financial Services, Inc.	363,400	0.2
93,100		Annaly Capital Management, Inc.	1,033,410	0.4
11,548		Assurant, Inc.	1,143,252	0.5
12,300		Assured Guaranty Ltd.	505,653	0.2
7,000		Axis Capital Holdings Ltd.	485,100	0.2
15,953		Bank of the Ozarks, Inc.	873,108	0.4
88,314		BankUnited, Inc.	3,499,884	1.5
14,100		BB&T Corp.	679,902	0.3
55,130		CIT Group, Inc.	2,365,077	1.0
65,765		CNO Financial Group, Inc.	1,375,146	0.6
32,037		Comerica, Inc.	2,283,598	1.0
12,100		Discover Financial Services	860,794	0.4
3,912	@	Donnelley Financial Solutions, Inc.	90,406	0.0
6,500		Everest Re Group Ltd.	1,528,410	0.6
52,600		Fifth Third Bancorp	1,443,344	0.6
25,683		First Republic Bank	2,409,836	1.0
43,431		FNF Group	1,664,710	0.7
49,300	@	Genworth Financial, Inc.	201,637	0.1
6,328		Hanover Insurance Group, Inc.	569,647	0.2
26,700		Hartford Financial Services Group, Inc.	1,305,363	0.5
11,584		Iberiabank Corp.	981,744	0.4
31,100		Keycorp	583,747	0.2
24,500		Lincoln National Corp.	1,718,920	0.7
17,215		MB Financial, Inc.	775,019	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
38,400	@	MGIC Investment Corp.	$408,960	0.2
2,878		MSCI, Inc. - Class A	272,230	0.1
25,100		MTGE Investment Corp.	415,405	0.2
48,100		Navient Corp.	741,221	0.3
18,022		Provident Financial Services, Inc.	478,484	0.2
6,845		Raymond James Financial, Inc.	537,743	0.2
96,700		Regions Financial Corp.	1,476,609	0.6
17,403		Reinsurance Group of America, Inc.	2,263,434	1.0
43,666		SEI Investments Co.	2,198,583	0.9
9,278		South State Corp.	830,381	0.4
21,400		Starwood Property Trust, Inc.	489,204	0.2
17,905		Sterling Bancorp/DE	443,149	0.2
15,900		SunTrust Banks, Inc.	945,891	0.4
53,487		Unum Group	2,611,770	1.1
20,300		Validus Holdings Ltd.	1,170,498	0.5
6,230	@	Western Alliance Bancorp.	321,717	0.1
8,300	@,L	World Acceptance Corp.	435,252	0.2
48,016		XL Group Ltd.	1,944,168	0.8
43,651		Zions Bancorp.	1,959,930	0.8
			50,985,114	21.4

		Health Care: 8.0%
18,705	@	Acadia Healthcare Co., Inc.	836,488	0.3
5,100		Aetna, Inc.	656,676	0.3
42,539		Agilent Technologies, Inc.	2,182,251	0.9
15,444		Becton Dickinson & Co.	2,827,024	1.2
42,790	@	Brookdale Senior Living, Inc.	616,176	0.2
11,900		Cardinal Health, Inc.	968,303	0.4
4,600		Cigna Corp.	684,940	0.3
33,054	@	Endo International PLC	451,187	0.2
51,287	@	Envision Healthcare Corp.	3,590,090	1.5
17,223	@	Laboratory Corp. of America Holdings	2,450,144	1.0
6,500	@,L	Lannett Co., Inc.	143,000	0.1
7,800	@	LifePoint Health, Inc.	499,590	0.2
11,200	@	Mylan NV	468,720	0.2
9,600		Owens & Minor, Inc.	346,368	0.1
8,900		Quest Diagnostics, Inc.	867,216	0.4
12,500		STERIS PLC	876,625	0.4
4,700	@	United Therapeutics Corp.	694,284	0.3
			19,159,082	8.0

		Industrials: 14.3%
95,100	@	ACCO Brands Corp.	1,274,340	0.5
29,900		Aircastle Ltd.	718,497	0.3
13,670		Carlisle Cos., Inc.	1,412,111	0.6
5,000	@	Clean Harbors, Inc.	289,800	0.1
81,743	L	Covanta Holding Corp.	1,324,237	0.6
6,700		Cummins, Inc.	994,883	0.4
23,458		EMCOR Group, Inc.	1,442,198	0.6
14,475	@	Generac Holdings, Inc.	565,104	0.2
16,185	@	Genesee & Wyoming, Inc.	1,199,956	0.5
19,700	@	Hawaiian Holdings, Inc.	958,405	0.4
57,589		Hexcel Corp.	3,166,243	1.3
7,540		Hubbell, Inc.	894,395	0.4
2,000		Huntington Ingalls Industries, Inc.	437,000	0.2
21,724		IDEX Corp.	2,002,736	0.8
17,643	@	IHS Markit Ltd.	702,191	0.3
40,541		Jacobs Engineering Group, Inc.	2,286,918	1.0
36,237		Knight Transportation, Inc.	1,184,950	0.5
3,912		LSC Communications, Inc.	111,179	0.0
21,650	@	Milacron Holdings Corp.	393,164	0.2
14,900	@	Moog, Inc.	1,006,942	0.4
8,083	@	NOW, Inc.	154,709	0.1
7,000		Owens Corning, Inc.	409,430	0.2
5,834		Roper Technologies, Inc.	1,220,473	0.5
10,433		RR Donnelley & Sons Co.	174,961	0.1
95,095		Sanwa Holdings Corp.	898,018	0.4
15,024	@	Sensata Technologies Holdings N.V.	616,735	0.3
13,759		Snap-On, Inc.	2,334,489	1.0
18,800		Spirit Aerosystems Holdings, Inc.	1,158,268	0.5
12,300		Trinity Industries, Inc.	330,132	0.1
9,800		Triumph Group, Inc.	272,440	0.1
14,300	@	United Continental Holdings, Inc.	1,059,487	0.4
3,100	@	United Rentals, Inc.	396,893	0.2
57,600		Wabash National Corp.	1,218,240	0.5
7,833		Wabtec Corp.	627,580	0.3
11,361	@	Wesco International, Inc.	789,589	0.3
			34,026,693	14.3

		Information Technology: 12.3%
63,900	@	Amkor Technology, Inc.	627,498	0.3
31,311	@	Arrow Electronics, Inc.	2,260,654	1.0
25,124		Booz Allen Hamilton Holding Corp.	898,686	0.4
26,043	@	CommScope Holding Co., Inc.	990,936	0.4
28,880	@	Conduent, Inc.	464,679	0.2
14,100		Convergys Corp.	308,508	0.1
46,300		Corning, Inc.	1,278,343	0.5
30,097	@	Euronet Worldwide, Inc.	2,491,430	1.0
44,700	@	Flex Ltd.	737,103	0.3
45,351	@	Genpact Ltd.	1,099,308	0.5
9,979		Harris Corp.	1,096,692	0.5
96,880	@	Keysight Technologies, Inc.	3,642,688	1.5
27,900	@	Kulicke & Soffa Industries, Inc.	571,113	0.2
12,300		Lam Research Corp.	1,458,042	0.6
35,132	@	Microsemi Corp.	1,820,540	0.8
32,500	@	Photronics, Inc.	347,750	0.1
15,716	@	Qorvo, Inc.	1,038,828	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
30,700	@	Sanmina Corp.	$1,197,300	0.5
17,300		Seagate Technology	833,687	0.4
25,483		Silicon Motion Technology Corp. ADR	1,034,355	0.4
29,089		SS&C Technologies Holdings, Inc.	1,018,697	0.4
7,900		TE Connectivity Ltd.	588,313	0.3
28,600	@	Teradata Corp.	889,460	0.4
2,320	@	Verint Systems, Inc.	87,580	0.0
19,300		Western Digital Corp.	1,483,784	0.6
144,400		Xerox Corp.	1,074,336	0.5
			29,340,310	12.3

		Materials: 7.3%
17,905		Albemarle Corp.	1,817,536	0.8
16,115		Bemis Co., Inc.	798,820	0.3
23,789		Cabot Corp.	1,379,286	0.6
23,922		Celanese Corp.	2,133,125	0.9
7,742	@	Crown Holdings, Inc.	414,894	0.2
27,000		Domtar Corp.	1,028,430	0.4
16,500		Eastman Chemical Co.	1,324,125	0.6
44,800		Huntsman Corp.	1,012,480	0.4
33,793	@	Louisiana-Pacific Corp.	796,839	0.3
18,949		Methanex Corp.	966,399	0.4
29,200	@	Owens-Illinois, Inc.	578,160	0.2
43,780		Reliance Steel & Aluminum Co.	3,705,977	1.6
14,100		Schweitzer-Mauduit International, Inc.	578,523	0.2
14,955		Westlake Chemical Corp.	948,596	0.4
			17,483,190	7.3

		Real Estate: 8.8%
9,907		American Assets Trust, Inc.	435,908	0.2
63,500		Ashford Hospitality Trust, Inc.	417,195	0.2
35,900		Brandywine Realty Trust	598,094	0.3
77,180		CBL & Associates Properties, Inc.	774,115	0.3
83,204	@	CBRE Group, Inc.	2,963,726	1.2
22,300		DDR Corp.	322,458	0.1
11,375		Equity Lifestyle Properties, Inc.	905,677	0.4
6,258		Extra Space Storage, Inc.	495,571	0.2
13,045		Forest City Realty Trust, Inc.	298,078	0.1
42,200		Franklin Street Properties Corp.	522,858	0.2
37,100		Getty Realty Corp.	979,069	0.4
19,600	L	Government Properties Income Trust	403,956	0.2
29,800		Hospitality Properties Trust	947,044	0.4
82,755		Host Hotels & Resorts, Inc.	1,488,762	0.6
23,174		LaSalle Hotel Properties	669,729	0.3
123,400		Lexington Realty Trust	1,377,144	0.6
6,444		Life Storage, Inc.	571,132	0.2
57,200		Medical Properties Trust, Inc.	767,624	0.3
14,783		Mid-America Apartment Communities, Inc.	1,518,658	0.6
26,500		Omega Healthcare Investors, Inc.	864,960	0.4
46,000		Piedmont Office Realty Trust, Inc.	1,055,240	0.4
9,551		PS Business Parks, Inc.	1,109,922	0.5
35,723		STORE Capital Corp.	889,860	0.4
47,022		Summit Hotel Properties, Inc.	723,669	0.3
			21,100,449	8.8

		Telecommunication Services: 0.5%
59,294	@,L	Iridium Communications, Inc.	515,858	0.2
11,947		Millicom International Cellular S.A.	650,831	0.3
			1,166,689	0.5

		Utilities: 5.3%
60,500		AES Corp.	696,960	0.3
30,279		Alliant Energy Corp.	1,195,415	0.5
6,400		American Electric Power Co., Inc.	428,608	0.2
7,200		Edison International	574,128	0.2
12,115	@	Energen Corp.	636,037	0.3
24,200		Entergy Corp.	1,855,172	0.8
36,600		Exelon Corp.	1,343,586	0.5
49,000		FirstEnergy Corp.	1,589,070	0.6
23,483		Great Plains Energy, Inc.	682,416	0.3
40,600		Public Service Enterprise Group, Inc.	1,866,788	0.8
37,920		UGI Corp.	1,828,882	0.8
			12,697,062	5.3

	Total Common Stock
	(Cost $206,640,694)		236,440,122	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateralcc: 2.0%
240,383		Citigroup, Inc., Repurchase Agreement dated 02/28/17, 0.54%, due 03/01/17 (Repurchase Amount $240,387, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $245,190, due 03/01/17-06/01/52)	240,383	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,142,210	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $1,142,227, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,165,054, due 03/02/17-02/01/49)	$1,142,210	0.5
1,142,210	Deutsche Bank AG, Repurchase Agreement dated 02/28/17, 0.54%, due 03/01/17 (Repurchase Amount $1,142,227, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.625%-7.000%, Market Value plus accrued interest $1,165,055, due 08/31/19-08/01/47)	1,142,210	0.4
1,142,210	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $1,142,227, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,165,054, due 03/08/17-03/20/66)	1,142,210	0.5
1,142,210	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/17, 0.51%, due 03/01/17 (Repurchase Amount $1,142,226, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,165,054, due 10/31/19-02/01/47)	1,142,210	0.5
		4,809,223	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
3,905,062	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $3,905,062)	$3,905,062	1.6

	Total Short-Term Investments
	(Cost $8,714,285)	8,714,285	3.6

	Total Investments in Securities (Cost $215,354,979)	$245,154,407	102.7
	Liabilities in Excess of Other Assets	(6,343,255)	(2.7)
	Net Assets	$238,811,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $216,386,473.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$40,800,301
Gross Unrealized Depreciation	(12,032,367)

Net Unrealized Appreciation	$28,767,934

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$29,340,822	$736,356	$–	$30,077,178
Consumer Staples	7,732,101	–	–	7,732,101
Energy	12,672,254	–	–	12,672,254
Financials	50,985,114	–	–	50,985,114
Health Care	19,159,082	–	–	19,159,082
Industrials	33,128,675	898,018	–	34,026,693
Information Technology	29,340,310	–	–	29,340,310
Materials	17,483,190	–	–	17,483,190
Real Estate	21,100,449	–	–	21,100,449
Telecommunication Services	515,858	650,831	–	1,166,689
Utilities	12,697,062	–	–	12,697,062
Total Common Stock	234,154,917	2,285,205	–	236,440,122
Short-Term Investments	3,905,062	4,809,223	–	8,714,285
Total Investments, at fair value	$238,059,979	$7,094,428	$–	$245,154,407
Other Financial Instruments+
Forward Foreign Currency Contracts	–	266	–	266
Total Assets	$238,059,979	$7,094,694	$–	$245,154,673

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At February 28, 2017, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Mid Cap Value Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Commonwealth Bank of Australia	Canadian Dollar	44,169	Sell	03/02/17	$33,521	$33,255	$266
							$266

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments for Voya Multi-Manager Mid Cap Value Fund as of February 28, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$266
Total Asset Derivatives		$266

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at February 28, 2017:

Commonwealth Bank of Australia
Assets:
Forward foreign currency contracts	$266
Total Assets	$266

Net OTC derivative instruments by counterparty, at fair value	$266

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$266

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Casino Services: 1.9%
700,000	Gaming and Leisure Properties, Inc.	$22,400,000	1.9

	Hotels & Motels: 0.3%
61,600	Hilton Worldwide Holdings, Inc.	3,523,520	0.3

	REITS - Apartments: 13.8%
414,400	American Campus Communities, Inc.	21,175,840	1.8
429,200	American Homes 4 Rent	10,202,084	0.9
223,909	AvalonBay Communities, Inc.	41,149,996	3.5
524,339	Equity Residential	33,070,061	2.8
266,300	@ Invitation Homes, Inc.	5,802,677	0.5
255,200	Mid-America Apartment Communities, Inc.	26,216,696	2.3
647,504	UDR, Inc.	23,633,896	2.0
		161,251,250	13.8

	REITS - Diversified: 12.0%
134,400	Crown Castle International Corp.	12,570,432	1.1
289,100	Digital Realty Trust, Inc.	31,222,800	2.7
552,800	Duke Realty Corp.	14,173,792	1.2
411,600	Forest City Realty Trust, Inc.	9,405,060	0.8
485,800	Liberty Property Trust	19,159,952	1.6
475,700	STORE Capital Corp.	11,849,687	1.0
383,604	Vornado Realty Trust	42,146,572	3.6
		140,528,295	12.0

	REITS - Health Care: 10.2%
1,023,900	HCP, Inc.	33,573,681	2.9
366,120	Healthcare Realty Trust, Inc.	11,701,195	1.0
540,471	Healthcare Trust of America, Inc.	17,386,952	1.5
128,316	Ventas, Inc.	8,346,956	0.7
690,200	Welltower, Inc.	48,576,276	4.1
		119,585,060	10.2

	REITS - Hotels: 6.0%
1,065,100	DiamondRock Hospitality Co.	11,577,637	1.0
1,707,555	Host Hotels & Resorts, Inc.	30,718,914	2.6
362,050	MGM Growth Properties LLC	9,203,311	0.8
179,240	Park Hotels & Resorts, Inc.	4,577,790	0.4
932,102	Sunstone Hotel Investors, Inc.	13,748,505	1.2
		69,826,157	6.0

	REITS - Manufactured Homes: 2.5%
349,940	Sun Communities, Inc.	28,985,530	2.5

	REITS - Office Property: 15.2%
191,600	Alexandria Real Estate Equities, Inc.	22,859,796	2.0
263,302	Boston Properties, Inc.	36,606,877	3.1
220,600	Corporate Office Properties Trust SBI MD	7,520,254	0.6
157,000	Highwoods Properties, Inc.	8,240,930	0.7
390,255	Hudson Pacific Properties, Inc.	14,275,528	1.2
233,600	Kilroy Realty Corp.	18,022,240	1.5
582,600	Paramount Group, Inc.	10,154,718	0.9
276,010	SL Green Realty Corp.	31,100,807	2.7
3,178,710	VEREIT, Inc.	28,830,899	2.5
		177,612,049	15.2

	REITS - Regional Malls: 11.8%
1,762,040	GGP, Inc.	43,804,315	3.8
507,788	Simon Property Group, Inc.	93,636,107	8.0
		137,440,422	11.8

	REITS - Shopping Centers: 8.3%
199,700	Brixmor Property Group, Inc.	4,660,998	0.4
1,353,900	DDR Corp.	19,577,394	1.7
1,157,523	Kimco Realty Corp.	28,069,933	2.4
360,700	Regency Centers Corp.	25,375,245	2.2
548,400	Weingarten Realty Investors	19,451,748	1.6
		97,135,318	8.3

	REITS - Single Tenant: 1.6%
1,753,900	Spirit Realty Capital, Inc.	19,275,361	1.6

	REITS - Storage: 6.0%
565,378	CubeSmart	15,406,550	1.3
242,402	Public Storage, Inc.	55,136,759	4.7
		70,543,309	6.0

	REITS - Warehouse/Industrial: 6.4%
278,725	DCT Industrial Trust, Inc.	13,334,204	1.1
947,719	ProLogis, Inc.	48,381,055	4.1
254,039	QTS Realty Trust, Inc.	13,362,451	1.2
		75,077,710	6.4

	Web Hosting/Design: 3.6%
111,449	Equinix, Inc.	41,912,625	3.6

	Total Common Stock
	(Cost $715,537,865)	1,165,096,606	99.6

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
6,272,577	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $6,272,577)	$6,272,577	0.5

	Total Short-Term Investments
	(Cost $6,272,577)	6,272,577	0.5

	Total Investments in Securities (Cost $721,810,442)	$1,171,369,183	100.1
	Liabilities in Excess of Other Assets	(1,472,012)	(0.1)
	Net Assets	$1,169,897,171	100.0

††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $800,609,711.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$457,144,857
Gross Unrealized Depreciation	(86,385,385)

Net Unrealized Appreciation	$370,759,472

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,165,096,606	$–	$–	$1,165,096,606
Short-Term Investments	6,272,577	–	–	6,272,577
Total Investments, at fair value	$1,171,369,183	$–	$–	$1,171,369,183

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Consumer Discretionary: 16.5%
204,013		AMC Entertainment Holdings, Inc.	$6,395,807	0.7
637,382		American Eagle Outfitters, Inc.	10,102,505	1.1
296,257	@	At Home Group, Inc.	4,452,743	0.5
173,090	L	Big Lots, Inc.	8,886,441	1.0
451,176	@	Boyd Gaming Corp.	8,874,632	1.0
139,550	@	Bright Horizons Family Solutions, Inc.	9,644,300	1.0
179,587		CalAtlantic Group, Inc.	6,344,809	0.7
142,414		Camping World Holdings, Inc.	5,008,700	0.5
162,671		Cheesecake Factory	9,931,065	1.1
59,777		Childrens Place Retail Stores, Inc.	6,055,410	0.7
290,101		ClubCorp Holdings, Inc.	4,960,727	0.5
359,612		Dana, Inc.	6,793,071	0.7
409,471		Extended Stay America, Inc.	7,083,848	0.8
271,128	@	Imax Corp.	8,770,991	0.9
97,965		Jack in the Box, Inc.	9,180,300	1.0
130,956		Monro Muffler Brake, Inc.	7,529,970	0.8
276,859	@	Nautilus, Inc.	4,457,430	0.5
329,700		Planet Fitness, Inc.	7,091,847	0.8
47,179		Pool Corp.	5,411,903	0.6
153,401		Sonic Corp.	3,877,977	0.4
85,276	@	Sotheby's	3,848,506	0.4
108,740	@	Universal Electronics, Inc.	7,470,438	0.8
			152,173,420	16.5

		Consumer Staples: 1.1%
256,092	@	Blue Buffalo Pet Products, Inc.	6,258,888	0.7
188,925		Vector Group Ltd.	4,303,712	0.4
			10,562,600	1.1

		Energy: 1.4%
175,106	@	Carrizo Oil & Gas, Inc.	5,699,700	0.6
49,554	@,L	Dril-Quip, Inc.	3,040,138	0.4
141,169	@	Unit Corp.	3,831,327	0.4
			12,571,165	1.4

		Financials: 5.0%
201,069		Bank of the Ozarks, Inc.	11,004,506	1.2
77,685		Evercore Partners, Inc.	6,179,842	0.7
134,515		Houlihan Lokey, Inc.	4,235,877	0.5
477,797		Janus Capital Group, Inc.	6,048,910	0.6
556,926	@	MGIC Investment Corp.	5,931,262	0.6
41,225		Primerica, Inc.	3,328,919	0.4
52,939	@	Texas Capital Bancshares, Inc.	4,719,512	0.5
267,675		Virtu Financial, Inc.	4,644,161	0.5
			46,092,989	5.0

		Health Care: 19.1%
80,809	@	Aerie Pharmaceuticals, Inc.	3,826,306	0.4
222,606	@	Air Methods Corp.	8,425,637	0.9
164,812	@	Amedisys, Inc.	7,947,235	0.9
438,066	@,L	Amicus Therapeutics, Inc.	2,843,048	0.3
95,831	@	Catalent, Inc.	2,750,350	0.3
76,324	@	Charles River Laboratories International, Inc.	6,637,898	0.7
126,913	@	Cynosure, Inc.	8,376,258	0.9
39,741	@	Depomed, Inc.	651,355	0.1
251,774	@	Epizyme, Inc.	3,575,191	0.4
198,537	@,L	Exact Sciences Corp.	4,272,516	0.5
180,228	@	Exelixis, Inc.	3,880,309	0.4
304,258	@,L	Halozyme Therapeutics, Inc.	3,900,587	0.4
114,427	@	HealthEquity, Inc.	5,000,460	0.5
231,213		Healthsouth Corp.	9,784,934	1.1
100,123		Hill-Rom Holdings, Inc.	6,653,173	0.7
220,373	@	Horizon Pharma PLC	3,536,987	0.4
188,756	@	Impax Laboratories, Inc.	2,689,773	0.3
203,073	@,L	Lexicon Pharmaceuticals, Inc.	3,259,322	0.4
46,929	@,L	Ligand Pharmaceuticals, Inc.	4,910,181	0.5
148,317	@	Luminex Corp.	2,755,730	0.3
98,405	@	MacroGenics, Inc.	2,080,282	0.2
65,877	@	Masimo Corp.	5,952,646	0.6
256,534	@	Merit Medical Systems, Inc.	7,901,247	0.9
76,972	@,L	Myovant Sciences Ltd.	838,995	0.1
233,049	@	Natus Medical, Inc.	8,628,639	0.9
62,592	@	Neogen Corp.	4,059,717	0.4
119,188	@	NuVasive, Inc.	8,910,495	1.0
71,431	@	Omnicell, Inc.	2,716,164	0.3
94,216		Owens & Minor, Inc.	3,399,313	0.4
98,561	@,L	Pacira Pharmaceuticals, Inc.	4,307,116	0.5
120,304	@,L	Portola Pharmaceuticals, Inc.	4,172,143	0.4
130,899	@	Prestige Brands Holdings, Inc.	7,411,501	0.8
76,261	@,L	Prothena Corp. PLC	4,472,708	0.5
81,590	@,L	Radius Health, Inc.	3,438,202	0.4
60,906	@,L	Sage Therapeutics, Inc.	4,105,064	0.4
387,682	@	Select Medical Holdings Corp.	5,582,621	0.6
38,221	@	Ultragenyx Pharmaceutical, Inc.	3,251,843	0.3
			176,905,946	19.1

		Industrials: 13.9%
267,155		Actuant Corp.	7,092,965	0.8
120,105	@	Advisory Board Co.	5,404,725	0.6
53,122		Allegiant Travel Co.	9,248,540	1.0
147,700	@	Beacon Roofing Supply, Inc.	6,711,488	0.7
103,358		CIRCOR International, Inc.	6,419,565	0.7
123,544		EnPro Industries, Inc.	8,064,952	0.9
80,321	@	FTI Consulting, Inc.	3,232,117	0.3
242,589		Healthcare Services Group, Inc.	10,038,333	1.1

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
188,288		Knight Transportation, Inc.	$6,157,018	0.7
174,083		Korn/Ferry International	5,380,906	0.6
105,201	L	Lindsay Corp.	8,423,444	0.9
97,160		Regal-Beloit Corp.	7,233,562	0.8
173,177		Simpson Manufacturing Co., Inc.	7,474,319	0.8
64,229	@	Teledyne Technologies, Inc.	8,440,333	0.9
88,366		Toro Co.	5,320,517	0.6
194,655	@	TrueBlue, Inc.	5,051,297	0.5
68,734		US Ecology, Inc.	3,488,251	0.4
114,605		Watts Water Technologies, Inc.	7,328,990	0.8
107,123		Woodward, Inc.	7,546,815	0.8
			128,058,137	13.9

		Information Technology: 25.4%
95,640	@	Aspen Technology, Inc.	5,560,510	0.6
220,588	@	BroadSoft, Inc.	9,441,166	1.0
271,357	@	CalAmp Corp.	4,398,697	0.5
179,110	@	Cardtronics plc	7,895,169	0.9
41,044	@	Coherent, Inc.	7,493,814	0.8
166,673	@	Commvault Systems, Inc.	8,175,311	0.9
235,212	@	Cray, Inc.	4,904,170	0.5
487,967		Cypress Semiconductor Corp.	6,475,322	0.7
167,734	@	Electronics for Imaging, Inc.	7,727,505	0.8
97,602	@	Ellie Mae, Inc.	9,326,847	1.0
169,912	@	EPAM Systems, Inc.	12,510,621	1.4
83,429	@	Euronet Worldwide, Inc.	6,906,253	0.7
93,143		Fair Isaac Corp.	12,115,110	1.3
139,421		Flir Systems, Inc.	5,118,145	0.6
123,208	@	Guidewire Software, Inc.	6,732,085	0.7
400,326	@	Infinera Corp.	4,343,537	0.5
454,985	@	Integrated Device Technology, Inc.	10,878,691	1.2
88,175		j2 Global, Inc.	7,179,209	0.8
51,324		Littelfuse, Inc.	8,286,260	0.9
115,023	@	Manhattan Associates, Inc.	5,768,404	0.6
206,294	@,L	Match Group, Inc.	3,333,711	0.4
129,723	@	Microsemi Corp.	6,722,246	0.7
16,167		MKS Instruments, Inc.	1,060,555	0.1
63,290		Monolithic Power Systems, Inc.	5,567,621	0.6
190,577		National Instruments Corp.	6,144,203	0.7
156,431	@	Netscout Systems, Inc.	5,780,125	0.6
33,066	@	Paycom Software, Inc.	1,779,943	0.2
94,970		Power Integrations, Inc.	6,002,104	0.6
105,642	@	Proofpoint, Inc.	8,321,420	0.9
167,832	@	PROS Holdings, Inc.	3,898,737	0.4
62,612	@	Qualys, Inc.	2,188,289	0.2
284,191	@,L	Rapid7, Inc.	4,305,494	0.5
298,403	@	RingCentral, Inc.	7,967,360	0.9
121,078	@	SPS Commerce, Inc.	6,699,246	0.7
138,129	@	Synaptics, Inc.	7,341,556	0.8
108,787	@	Synchronoss Technologies, Inc.	2,945,952	0.3
44,818	@	Universal Display Corp.	3,802,807	0.4
			235,098,195	25.4

		Materials: 6.5%
317,421	@	Boise Cascade Co.	8,602,109	0.9
305,187		Commercial Metals Co.	6,448,601	0.7
112,825		Greif, Inc. - Class A	6,434,410	0.7
142,110		HB Fuller Co.	7,021,655	0.7
601,062		Hecla Mining Co.	3,353,926	0.4
243,421		KapStone Paper and Packaging Corp.	5,501,315	0.6
104,029		Minerals Technologies, Inc.	8,036,240	0.9
157,261		PolyOne Corp.	5,296,551	0.6
169,365	L	Valvoline, Inc.	3,797,163	0.4
109,140		Worthington Industries, Inc.	5,353,317	0.6
			59,845,287	6.5

		Real Estate: 4.5%
121,710		DuPont Fabros Technology, Inc.	6,266,848	0.7
115,321		EastGroup Properties, Inc.	8,572,963	0.9
40,034		Life Storage, Inc.	3,548,213	0.4
113,464		Pebblebrook Hotel Trust	3,262,090	0.3
188,267		QTS Realty Trust, Inc.	9,902,844	1.1
186,984		Terreno Realty Corp.	5,179,457	0.6
161,363		Urban Edge Properties	4,474,596	0.5
			41,207,011	4.5

		Telecommunication Services: 0.8%
183,836		Cogent Communications Holdings, Inc.	7,620,002	0.8

	Total Common Stock
	(Cost $760,184,183)		870,134,752	94.2

EXCHANGE-TRADED FUNDS: 2.0%
114,242		iShares Russell 2000 Growth Index Fund	18,307,281	2.0

	Total Exchange-Traded Funds
	(Cost $16,531,449)		18,307,281	2.0

RIGHTS: 0.0%
		Health Care: 0.0%
59,895	@	Dyax, Corp. - CVR	66,483	0.0

	Total Rights
	(Cost $30,214)		66,483	0.0

	Total Long-Term Investments
	(Cost $776,745,846)		888,508,516	96.2

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc: 4.5%
9,867,289	Daiwa Capital Markets, Repurchase Agreement dated 02/28/17, 0.55%, due 03/01/17 (Repurchase Amount $9,867,438, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,064,635, due 03/02/17-02/01/49)	$9,867,289	1.1
1,308,201	Deutsche Bank AG, Repurchase Agreement dated 02/28/17, 0.54%, due 03/01/17 (Repurchase Amount $1,308,220, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.625%-7.000%, Market Value plus accrued interest $1,334,365, due 08/31/19-08/01/47)	1,308,201	0.1
9,867,289	Nomura Securities, Repurchase Agreement dated 02/28/17, 0.53%, due 03/01/17 (Repurchase Amount $9,867,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,064,635, due 03/08/17-03/20/66)	9,867,289	1.1
9,867,289	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/17, 0.51%, due 03/01/17 (Repurchase Amount $9,867,427, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $10,064,636, due 10/31/19-02/01/47)	9,867,289	1.1
10,635,900	State of Wisconsin Investment Board, Repurchase Agreement dated 02/28/17, 0.67%, due 03/01/17 (Repurchase Amount $10,636,095, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,834,456, due 01/15/19-02/15/46)	10,635,900	1.1
		41,545,968	4.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
35,045,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $35,045,000)	35,045,000	3.8

	Total Short-Term Investments
	(Cost $76,590,968)	76,590,968	8.3

	Total Investments in Securities (Cost $853,336,814)	$965,099,484	104.5
	Liabilities in Excess of Other Assets	(41,379,473)	(4.5)
	Net Assets	$923,720,011	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $857,355,362.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$127,861,042
Gross Unrealized Depreciation	(20,116,920)

Net Unrealized Appreciation	$107,744,122

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$870,134,752	$–	$–	$870,134,752
Exchange-Traded Funds	18,307,281	–	–	18,307,281
Rights	–	–	66,483	66,483
Short-Term Investments	35,045,000	41,545,968	–	76,590,968
Total Investments, at fair value	$923,487,033	$41,545,968	$66,483	$965,099,484

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 16.4%
998		AMC Entertainment Holdings, Inc.	$31,287	1.0
1,144		American Eagle Outfitters, Inc.	18,132	0.5
631		Big Lots, Inc.	32,396	1.0
416	@	Bright Horizons Family Solutions, Inc.	28,750	0.9
325		Brunswick Corp.	19,464	0.6
728		CalAtlantic Group, Inc.	25,720	0.8
490		Cinemark Holdings, Inc.	20,516	0.6
915		Dana, Inc.	17,284	0.5
549		Dick's Sporting Goods, Inc.	26,874	0.8
1,603		Extended Stay America, Inc.	27,732	0.8
371		Foot Locker, Inc.	28,074	0.9
988	@	Imax Corp.	31,962	1.0
260		Jack in the Box, Inc.	24,365	0.7
458		Leggett & Platt, Inc.	22,524	0.7
474		Monro Muffler Brake, Inc.	27,255	0.8
122	@,L	Panera Bread Co.	28,158	0.9
1,329		Planet Fitness, Inc.	28,587	0.9
254		Polaris Industries, Inc.	21,643	0.7
246		Pool Corp.	28,219	0.9
247		Vail Resorts, Inc.	44,751	1.4
			533,693	16.4

		Consumer Staples: 2.8%
1,180	@	Blue Buffalo Pet Products, Inc.	28,839	0.9
216		Casey's General Stores, Inc.	24,749	0.7
447		Church & Dwight Co., Inc.	22,279	0.7
2,649	@	Rite Aid Corp.	15,894	0.5
			91,761	2.8

		Energy: 1.4%
310	@	Dril-Quip, Inc.	19,018	0.6
1,200	@	QEP Resources, Inc.	16,512	0.5
1,400	@	Southwestern Energy Co.	10,514	0.3
			46,044	1.4

		Financials: 8.1%
453		Arthur J. Gallagher & Co.	25,798	0.8
390		CBOE Holdings, Inc.	30,440	0.9
356		Evercore Partners, Inc.	28,320	0.9
724		FNF Group	27,751	0.9
1,693		Janus Capital Group, Inc.	21,433	0.7
372		Lazard Ltd.	16,018	0.5
118		MarketAxess Holdings, Inc.	23,037	0.7
117	@	Signature Bank	18,429	0.6
120	@	SVB Financial Group	22,907	0.7
1,403		Virtu Financial, Inc.	24,342	0.7
460	@	Western Alliance Bancorp.	23,754	0.7
			262,229	8.1

		Health Care: 14.6%
435	@,L	Acadia Pharmaceuticals, Inc.	16,578	0.5
225	@	Alkermes PLC	12,713	0.4
354	@	Centene Corp.	24,957	0.8
347	@	Charles River Laboratories International, Inc.	30,179	0.9
595	@	Exelixis, Inc.	12,810	0.4
801		Healthsouth Corp.	33,898	1.0
494		Hill-Rom Holdings, Inc.	32,826	1.0
1,108	@	Hologic, Inc.	44,963	1.4
385	@	Horizon Pharma PLC	6,179	0.2
225	@	Idexx Laboratories, Inc.	32,612	1.0
90	@,L	Intercept Pharmaceuticals, Inc.	11,483	0.4
356	@	Ionis Pharmaceuticals, Inc.	17,718	0.5
113	@	Ligand Pharmaceuticals, Inc.	11,823	0.4
247	@	Masimo Corp.	22,319	0.7
420	@	Mednax, Inc.	29,900	0.9
648	@	Merit Medical Systems, Inc.	19,958	0.6
738	@	Natus Medical, Inc.	27,324	0.8
268	@	Neurocrine Biosciences, Inc.	11,835	0.4
437	@	Prestige Brands Holdings, Inc.	24,743	0.8
292	@	Radius Health, Inc.	12,305	0.4
370		STERIS PLC	25,948	0.8
132	@	Ultragenyx Pharmaceutical, Inc.	11,231	0.3
			474,302	14.6

		Industrials: 19.0%
915		Actuant Corp.	24,293	0.8
467	@	Advisory Board Co.	21,015	0.7
348		Alaska Air Group, Inc.	34,041	1.1
438		Altra Industrial Motion Corp.	17,016	0.5
580	@	Beacon Roofing Supply, Inc.	26,355	0.8
259		CIRCOR International, Inc.	16,087	0.5
400		EnPro Industries, Inc.	26,112	0.8
320	@	Esterline Technologies Corp.	28,448	0.9
422		Fortune Brands Home & Security, Inc.	24,404	0.8
366		GATX Corp.	21,257	0.7
213	@	Genesee & Wyoming, Inc.	15,792	0.5
351		IDEX Corp.	32,359	1.0
246		Insperity, Inc.	20,480	0.6
375	L	Lindsay Corp.	30,026	0.9
813		Mobile Mini, Inc.	26,463	0.8
228		Nordson Corp.	27,369	0.8

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
154	@	Old Dominion Freight Line	$14,131	0.4
434	@	On Assignment, Inc.	20,481	0.6
320		Orbital ATK, Inc.	29,574	0.9
362		Regal-Beloit Corp.	26,951	0.8
814	@	SPX FLOW, Inc.	27,676	0.9
327		Toro Co.	19,689	0.6
683	@	TransUnion	25,333	0.8
183	@	WABCO Holdings, Inc.	20,547	0.6
300		Wabtec Corp.	24,036	0.7
320		Xylem, Inc.	15,398	0.5
			615,333	19.0

		Information Technology: 20.3%
1,107	@	ARRIS International PLC	28,561	0.9
208	@	Aspen Technology, Inc.	12,093	0.4
329		Belden, Inc.	23,244	0.7
346		Broadridge Financial Solutions, Inc. ADR	23,988	0.7
467	@	Cornerstone OnDemand, Inc.	19,507	0.6
132	@	CoStar Group, Inc.	26,820	0.8
950		CSRA, Inc.	28,329	0.9
318	@	Euronet Worldwide, Inc.	26,324	0.8
357		Fair Isaac Corp.	46,435	1.4
469		Flir Systems, Inc.	17,217	0.5
787	@	Fortinet, Inc.	29,394	0.9
503	@	Guidewire Software, Inc.	27,484	0.9
2,117	@	Infinera Corp.	22,969	0.7
488	@	Manhattan Associates, Inc.	24,473	0.8
616	@	Microsemi Corp.	31,921	1.0
608		National Instruments Corp.	19,602	0.6
1,877	@	Nuance Communications, Inc.	31,965	1.0
1,932	@	ON Semiconductor Corp.	29,231	0.9
493	@	PTC, Inc.	26,568	0.8
684		SS&C Technologies Holdings, Inc.	23,954	0.7
503	@	Synaptics, Inc.	26,734	0.8
567	@	Trimble, Inc.	17,594	0.5
203	@	Tyler Technologies, Inc.	30,785	1.0
99	@	Ultimate Software Group, Inc.	19,146	0.6
391	@	Vantiv, Inc.	25,564	0.8
183	@	WEX, Inc.	20,355	0.6
			660,257	20.3

		Materials: 6.6%
249		Avery Dennison Corp.	20,097	0.6
1,182	@	Boise Cascade Co.	32,032	1.0
681		Carpenter Technology Corp.	27,621	0.9
336		Compass Minerals International, Inc.	25,469	0.8
604	@	Crown Holdings, Inc.	32,368	1.0
400		Greif, Inc. - Class A	22,812	0.7
375		Minerals Technologies, Inc.	28,969	0.9
695		PolyOne Corp.	23,408	0.7
			212,776	6.6

		Real Estate: 3.6%
1,182		CubeSmart	32,210	1.0
750		CyrusOne, Inc.	38,175	1.2
236		Equity Lifestyle Properties, Inc.	18,790	0.6
380		Taubman Centers, Inc.	26,509	0.8
			115,684	3.6

		Telecommunication Services: 1.1%
1,083	@	Zayo Group Holdings, Inc.	34,136	1.1

		Utilities: 0.6%
345		National Fuel Gas Co.	20,803	0.6

	Total Common Stock
	(Cost $2,934,437)		3,067,018	94.5

EXCHANGE-TRADED FUNDS: 1.0%
142		iShares Russell 2000 Growth Index Fund	22,756	0.8
77	@	iShares Russell Midcap Growth Index Fund	7,991	0.2

	Total Exchange-Traded Funds
	(Cost $30,296)		30,747	1.0

	Total Long-Term Investments
	(Cost $2,964,733)		3,097,765	95.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 2.5%
80,454	Citigroup, Inc., Repurchase Agreement dated 02/28/17, 0.52%, due 03/01/17 (Repurchase Amount $80,455, collateralized by various U.S. Government Securities, 1.875%-3.875%, Market Value plus accrued interest $82,063, due 01/31/22-04/15/29)
	(Cost $80,454)	80,454	2.5

Voya SMID Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
98,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $98,000)	$98,000	3.0

	Total Short-Term Investments
	(Cost $178,454)	178,454	5.5

	Total Investments in Securities (Cost $3,143,187)	$3,276,219	101.0
	Liabilities in Excess of Other Assets	(31,712)	(1.0)
	Net Assets	$3,244,507	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2017.

Cost for federal income tax purposes is $3,143,358.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$192,698
Gross Unrealized Depreciation	(59,837)

Net Unrealized Appreciation	$132,861

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$3,067,018	$–	$–	$3,067,018
Exchange-Traded Funds	30,747	–	–	30,747
Short-Term Investments	98,000	80,454	–	178,454
Total Investments, at fair value	$3,195,765	$80,454	$–	$3,276,219

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 12.0%
1,700	Brinker International, Inc.	$71,808	0.4
3,548	Comcast Corp. – Class A	132,766	0.7
1,249	Darden Restaurants, Inc.	93,275	0.5
4,175	H&R Block, Inc.	85,838	0.5
1,714	Home Depot, Inc.	248,376	1.3
4,013	Interpublic Group of Cos., Inc.	96,713	0.5
1,773	Kohl's Corp.	75,565	0.4
1,958	Lowe's Cos, Inc.	145,616	0.8
1,470	McDonald's Corp.	187,646	1.0
1,222	Omnicom Group	103,992	0.5
4,089	Regal Entertainment Group	88,241	0.5
3,473	Service Corp. International	106,725	0.6
1,594	Six Flags Entertainment Corp.	96,612	0.5
2,720	Starbucks Corp.	154,686	0.8
1,637	Target Corp.	96,207	0.5
582	Vail Resorts, Inc.	105,447	0.6
2,230	Walt Disney Co.	245,501	1.3
1,689	Yum! Brands, Inc.	110,326	0.6
		2,245,340	12.0

	Consumer Staples: 10.0%
3,013	Altria Group, Inc.	225,734	1.2
2,023	CVS Health Corp.	163,013	0.9
1,938	General Mills, Inc.	116,997	0.6
798	JM Smucker Co.	113,100	0.6
1,295	Kellogg Co.	95,921	0.5
1,076	Kimberly-Clark Corp.	142,624	0.8
2,076	PepsiCo, Inc.	229,149	1.2
2,293	Philip Morris International, Inc.	250,740	1.3
3,188	Procter & Gamble Co.	290,331	1.5
795	Walgreens Boots Alliance, Inc.	68,672	0.4
2,519	Wal-Mart Stores, Inc.	178,673	1.0
		1,874,954	10.0

	Energy: 5.6%
2,340	Chevron Corp.	263,250	1.4
4,470	Exxon Mobil Corp.	363,500	1.9
1,878	Occidental Petroleum Corp.	123,103	0.7
1,408	Phillips 66	110,092	0.6
855	Schlumberger Ltd.	68,708	0.4
1,758	Valero Energy Corp.	119,456	0.6
		1,048,109	5.6

	Financials: 14.6%
1,890	American Express Co.	151,313	0.8
3,474	Amtrust Financial Services, Inc.	79,902	0.4
3,006	Artisan Partners Asset Management, Inc.	85,521	0.5
1,071	Bank of Hawaii Corp.	90,457	0.5
2,614	BB&T Corp.	126,047	0.7
1,284	CBOE Holdings, Inc.	100,216	0.5
2,570	Chimera Investment Corp.	49,447	0.3
833	Erie Indemnity Co.	98,802	0.5
456	Everest Re Group Ltd.	107,224	0.6
584	Factset Research Systems, Inc.	103,893	0.5
1,409	First American Financial Corp.	55,050	0.3
1,207	Intercontinental Exchange, Inc.	68,956	0.4
3,336	JPMorgan Chase & Co.	302,308	1.6
9,008	MFA Financial, Inc.	72,244	0.4
1,226	Morningstar, Inc.	98,362	0.5
1,455	Nasdaq, Inc.	103,465	0.5
5,196	Old Republic International Corp.	107,609	0.6
1,090	PNC Financial Services Group, Inc.	138,681	0.7
1,370	T. Rowe Price Group, Inc.	97,558	0.5
1,005	Travelers Cos., Inc.	122,851	0.7
3,101	US Bancorp	170,555	0.9
1,668	Validus Holdings Ltd.	96,177	0.5
5,417	Wells Fargo & Co.	313,536	1.7
		2,740,174	14.6

	Health Care: 12.5%
2,794	AbbVie, Inc.	172,781	0.9
1,258	AmerisourceBergen Corp.	115,120	0.6
2,426	Baxter International, Inc.	123,532	0.7
711	Becton Dickinson & Co.	130,148	0.7
1,495	Cardinal Health, Inc.	121,648	0.7
2,320	Gilead Sciences, Inc.	163,514	0.9
3,070	Johnson & Johnson	375,185	2.0
2,397	Medtronic PLC	193,941	1.0
3,765	Merck & Co., Inc.	248,000	1.3
7,783	Pfizer, Inc.	265,556	1.4
1,118	Quest Diagnostics, Inc.	108,938	0.6
1,320	Resmed, Inc.	95,080	0.5
1,339	UnitedHealth Group, Inc.	221,444	1.2
		2,334,887	12.5

	Industrials: 10.2%
1,003	3M Co.	186,909	1.0
1,076	Boeing Co.	193,928	1.0
1,290	CH Robinson Worldwide, Inc.	103,677	0.6
1,785	Expeditors International Washington, Inc.	100,638	0.5
1,414	Honeywell International, Inc.	176,043	0.9
389	Hubbell, Inc.	46,143	0.2
542	Lockheed Martin Corp.	144,486	0.8
495	Northrop Grumman Corp.	122,310	0.7
6,021	Pitney Bowes, Inc.	82,127	0.4
839	Raytheon Co.	129,332	0.7
1,793	Republic Services, Inc.	111,076	0.6
1,332	United Parcel Service, Inc. - Class B	140,872	0.8

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,467	United Technologies Corp.	$165,111	0.9
1,648	Waste Management, Inc.	120,831	0.6
604	Watsco, Inc.	89,555	0.5
		1,913,038	10.2

	Information Technology: 19.7%
1,269	Accenture PLC	155,452	0.8
1,621	Amdocs Ltd.	98,314	0.5
5,357	Apple, Inc.	733,855	3.9
1,298	Automatic Data Processing, Inc.	133,201	0.7
2,323	Booz Allen Hamilton Holding Corp.	83,094	0.4
1,477	Broadridge Financial Solutions, Inc. ADR	102,400	0.5
3,058	CA, Inc.	98,682	0.5
7,168	Cisco Systems, Inc.	245,002	1.3
2,062	@ Conduent, Inc.	33,178	0.2
1,443	Fidelity National Information Services, Inc.	118,716	0.6
938	Harris Corp.	103,086	0.6
1,283	International Business Machines Corp.	230,709	1.2
6,490	Intel Corp.	234,938	1.3
1,276	KLA-Tencor Corp.	114,993	0.6
1,631	Linear Technology Corp.	105,330	0.6
2,544	Maxim Integrated Products	112,699	0.6
1,236	Motorola Solutions, Inc.	97,607	0.5
4,720	Oracle Corp.	201,025	1.1
1,769	Paychex, Inc.	108,652	0.6
2,550	Qualcomm, Inc.	144,024	0.8
2,086	Texas Instruments, Inc.	159,829	0.9
4,636	Western Union Co.	91,051	0.5
10,310	Xerox Corp.	76,706	0.4
1,835	Xilinx, Inc.	107,935	0.6
		3,690,478	19.7

	Materials: 3.7%
1,842	Bemis Co., Inc.	91,308	0.5
1,147	Compass Minerals International, Inc.	86,943	0.5
2,506	Dow Chemical Co.	156,023	0.8
1,823	International Paper Co.	96,072	0.5
1,285	LyondellBasell Industries NV - Class A	117,243	0.6
424	Monsanto Co.	48,264	0.3
931	Valspar Corp.	103,546	0.5
		699,399	3.7

	Real Estate: 4.1%
4,681	Apple Hospitality REIT, Inc.	91,935	0.5
3,703	Care Capital Properties, Inc.	97,352	0.5
1,228	EPR Properties	94,507	0.5
3,055	Gaming and Leisure Properties, Inc.	97,760	0.5
3,103	Omega Healthcare Investors, Inc.	101,282	0.5
2,448	Tanger Factory Outlet Centers, Inc.	82,914	0.4
3,587	@ Uniti Group, Inc.	103,915	0.6
1,612	WP Carey, Inc.	101,701	0.6
		771,366	4.1

	Telecommunication Services: 2.9%
7,399	AT&T, Inc.	309,204	1.7
4,097	CenturyLink, Inc.	99,393	0.5
2,660	Verizon Communications, Inc.	132,016	0.7
		540,613	2.9

	Utilities: 3.6%
1,520	Consolidated Edison, Inc.	117,101	0.6
736	Duke Energy Corp.	60,757	0.3
3,534	Great Plains Energy, Inc.	102,698	0.6
2,899	Hawaiian Electric Industries	96,479	0.5
3,218	PPL Corp.	118,680	0.6
2,664	Southern Co.	135,384	0.7
794	WEC Energy Group, Inc.	47,854	0.3
		678,953	3.6

	Total Common Stock
	(Cost $17,549,260)	18,537,311	98.9

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
29,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.480%††
	(Cost $29,000)	29,000	0.2

	Total Short-Term Investments
	(Cost $29,000)	29,000	0.2

	Total Investments in Securities (Cost $17,578,260)	$18,566,311	99.1
	Assets in Excess of Other Liabilities	159,893	0.9
	Net Assets	$18,726,204	100.0

††	Rate shown is the 7-day yield as of February 28, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $17,578,114.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,242,484
Gross Unrealized Depreciation	(254,287)

Net Unrealized Appreciation	$988,197

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2017
Asset Table
Investments, at fair value
Common Stock*	$18,537,311	$–	$–	$18,537,311
Short-Term Investments	29,000	–	–	29,000
Total Investments, at fair value	$18,566,311	$–	$–	$18,566,311

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 27, 2017